Subsequent Events	12 Months Ended
Sep. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
31.
SUBSEQUENT EVENTS

Acquisition of a production and logistics facility

On October 9, 2025, the Company paid in cash the net purchase price of €18.0 million for, and took possession of, a production and logistics facility in Wittichenau, Germany. As the purchase agreement was signed on September 23, 2025, the €18.0 million is included as part of purchase commitments in Note 28 – Commitments and contingencies. The acquisition will be completed upon entry of the transfer of ownership in the land registry (Grundbuch), which is expected to occur during the quarter ending March 31, 2026. The Company intends to use the property as production and logistics facility, which will be accounted for by the Company as an asset acquisition during the year ending September 30, 2026.

Acquisition of Birkenstock Australia Pty. Ltd.

On October 23, 2025, Birkenstock International Asia GmbH completed the acquisition of Birkenstock Australia Pty. Ltd. ("Birkenstock Australia"), the Company's long-standing distributor in Australia. Birkenstock International Asia GmbH acquired 100% of the shares and all assets and liabilities of the acquired entity. This acquisition was made to invest in the Australian market and to further unlock growth potential in the APAC region. The acquisition is accounted for as a business combination using the acquisition method.

The preliminary base purchase price for the transaction is AUD $27.0 million (€15.1 million), exclusive of working capital and purchase price adjustments. The preliminary purchase price is subject to post-close adjustments to be finalized within the next months. The first tranche of the purchase price of AUD $9.0 million (€5.0 million) was paid on the closing date of the transaction. The second tranche (total purchase price, less the first tranche, escrow amount, and working capital adjustments) and the AUD $3.0 million escrow amount will be paid no earlier than six months after the first tranche payment date. The escrow amount will be released eighteen months after the first tranche payment.

The Company is in the process of performing a preliminary allocation of total consideration to the underlying assets acquired and liabilities assumed based on their estimated fair value as of the acquisition date in accordance with IFRS 3.